Financial Instruments (Tables)	6 Months Ended
Sep. 30, 2023
Receivables [Abstract]
Loans and Other Receivables Carried at Amortized Cost
Loans and other receivables carried at amortized cost is as follows:

(in millions)	As of September 30, 2023	As of March 31, 2023
Loan and other receivables carried at amortized cost
Loans receivable	$22	$25
Other receivables	6	18
Allowance for current expected credit losses	(19)	(22)
Loans and other receivables carried at amortized cost, net	$9	$21